Schedule of investments
Delaware Ivy VIP Core Equity
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.90%♦
Communication Services — 7.20%
Alphabet Class A †	189,972	$ 28,672,474
AT&T	159,651	2,809,858
Meta Platforms Class A	28,137	13,662,764
		45,145,096
Consumer Discretionary — 7.60%
Amazon.com †	130,937	23,618,416
AutoZone †	4,078	12,852,428
Home Depot	29,148	11,181,173
		47,652,017
Consumer Staples — 3.85%
Costco Wholesale	20,882	15,298,780
Procter & Gamble	54,472	8,838,082
		24,136,862
Energy — 2.16%
ConocoPhillips	90,801	11,557,151
Schlumberger	35,980	1,972,064
		13,529,215
Financials — 24.04%
Allstate	63,747	11,028,869
American Express	43,697	9,949,370
Aon Class A	29,027	9,686,890
Blackstone	69,442	9,122,596
Capital One Financial	122,893	18,297,539
CME Group	52,400	11,281,196
Discover Financial Services	23,933	3,137,377
Fiserv †	97,496	15,581,811
JPMorgan Chase & Co.	51,209	10,257,163
KKR & Co.	184,388	18,545,745
Mastercard Class A	23,992	11,553,827
Morgan Stanley	135,246	12,734,763
Progressive	45,826	9,477,733
		150,654,879
Healthcare — 11.30%
Abbott Laboratories	102,673	11,669,813
Danaher	41,669	10,405,583
HCA Healthcare	57,738	19,257,355
UnitedHealth Group	45,473	22,495,493
Vertex Pharmaceuticals †	16,753	7,002,922
		70,831,166
Industrials — 6.80%
Airbus ADR	369,537	17,057,828
Howmet Aerospace	172,861	11,828,878
United Rentals	19,073	13,753,731
		42,640,437
Information Technology — 31.06%
Apple	114,581	19,648,350
Applied Materials	73,152	15,086,137
Intuit	9,944	6,463,600
Microchip Technology	81,860	7,343,660
Micron Technology	31,020	3,656,948
Microsoft	128,913	54,236,277
NVIDIA	28,064	25,357,508
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Salesforce	30,877	$ 9,299,535
Seagate Technology Holdings	64,009	5,956,037
Taiwan Semiconductor Manufacturing ADR	90,833	12,357,830
TE Connectivity	97,994	14,232,648
VeriSign †	45,319	8,588,404
Zebra Technologies Class A †	41,163	12,408,175
		194,635,109
Materials — 5.18%
Crown Holdings	88,452	7,010,705
Linde	30,906	14,350,274
Sherwin-Williams	31,997	11,113,518
		32,474,497
Utilities — 0.71%
NextEra Energy	69,456	4,438,933
		4,438,933
Total Common Stocks (cost $440,526,322)		626,138,211

Short-Term Investments — 0.09%
Money Market Mutual Funds — 0.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	131,290	131,290
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	131,290	131,290
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	131,289	131,289
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	131,290	131,290
Total Short-Term Investments (cost $525,159)		525,159

Total Value of Securities—99.99% (cost $441,051,481)		626,663,370
Receivables and Other Assets Net of Liabilities—0.01%		87,473
Net Assets Applicable to 43,510,581 Shares Outstanding—100.00%		$626,750,843
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

NQ- IV095 [0324] 0524 (3566343)    1

Schedule of investments
Delaware Ivy VIP Core Equity   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV095 [0324] 0524 (3566343)